Segment Information - Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income (Parenthetical) (Detail) (Dowa - Olin Metal Corporation [Member], USD $)
In Thousands, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dowa - Olin Metal Corporation [Member]
Segment Reporting Information [Line Items]
Accretion income	$ 543	$ 543	$ 724	$ 724	$ 724